Related Party Transactions (Details) - USD ($)															1 Months Ended						3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 27, 2023	Nov. 21, 2023	Nov. 16, 2023	Nov. 12, 2023	Jul. 14, 2023	May 23, 2023	Mar. 18, 2023	Mar. 16, 2023	Jul. 11, 2022	May 02, 2021	Apr. 14, 2021	Mar. 18, 2021	Jan. 13, 2021	Jan. 13, 2021	Oct. 18, 2023	Jul. 25, 2023	May 23, 2023	Mar. 17, 2023	Mar. 16, 2023	Aug. 25, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 14, 2023
Related Party Transactions [Line Items]
Issuance of common stock to sponsor																					$ 491,175	$ 166,966	$ 256,635
Price per share (in Dollars per share)																										$ 9.2
Total principal amount																							250,000	$ 250,000	$ 250,000	$ 250,000	$ 1,000,000
Borrowings																					$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000
Incurred cost															$ 340,000												120,000
Working capital requirements																										$ 2,359,975
Paid to sponsor	$ 250,000	$ 249,975
Shares issued (in Shares)															71,956
Exceeds price per share (in Dollars per share)															$ 12.5
Founder shares (in Shares)															74,695											1,341,140
Subscription															$ 15	$ 1,090,000
Capital commitment															$ 750,000
Subscription per share (in Dollars per share)															$ 12.5
Sponsor raise amount			$ 800,000
Subscription Agreement [Member]
Related Party Transactions [Line Items]
Subscription								$ 1,500,000								1,090,000			$ 1,500,000
A&R Subscription Agreement [Member]
Related Party Transactions [Line Items]
Issuance of common stock to sponsor					$ 1,500,000
Second Subscription Agreement [Member]
Related Party Transactions [Line Items]
Working capital requirements																1,090,000
Paid to sponsor																750,000
Exceeds price per share (in Dollars per share)															$ 12.5
Founder Shares [Member] | Subscription Agreement [Member]
Related Party Transactions [Line Items]
Stock issued (in Shares)						202,500		360,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)											$ 10
Stock issued (in Shares)											1,921,634	4,500,000
Private Placement [Member]
Related Party Transactions [Line Items]
Price per warrant (in Dollars per share)																										$ 1.5
Private Placement [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Price per warrant (in Dollars per share)																										1.5
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)																										9.2
Common stock price trigger (in Dollars per share)																										12
Price per warrant (in Dollars per share)																										$ 11.5
Shares issued (in Shares)															431,735
Exceeds price per share (in Dollars per share)															$ 12.5
Founder shares (in Shares)															74,695
Subscription															$ 15
Class A Ordinary Shares [Member] | Subscription Agreement [Member]
Related Party Transactions [Line Items]
Subscription					1,500,000
Class A Ordinary Shares [Member] | Second Subscription Agreement [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)															$ 15
Price per warrant (in Dollars per share)															12.5
Exceeds price per share (in Dollars per share)															$ 12.5
Founder shares (in Shares)															448,169
Class A Ordinary Shares [Member] | Private Placement [Member]
Related Party Transactions [Line Items]
Price per warrant (in Dollars per share)											$ 1.5
Sponsor [Member]
Related Party Transactions [Line Items]
Issuance of common stock to sponsor																										$ 2,359,975
Price per share (in Dollars per share)													$ 0.003	$ 0.003
Proceeds from notes payable													$ 300,000
Sponsor [Member] | Subscription Agreement [Member]
Related Party Transactions [Line Items]
Issuance of common stock to sponsor																	$ 270,000	$ 480,000
Working capital requirements								$ 480,000											480,000
Working capital requirements																	$ 270,000
Sponsor [Member] | A&R Subscription Agreement [Member]
Related Party Transactions [Line Items]
Issuance of common stock to sponsor					$ 160,000
Mr. Kanishka Roy [Member]
Related Party Transactions [Line Items]
Total principal amount																			$ 250,000
Principal amount																												$ 250,000
Borrowings																										250,000	0
Mike Dinsdale [Member] | Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Total principal amount																											500,000
Increments amount							$ 50,000
Mike Dinsdale [Member] | Private Placement Warrants [Member] | Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Price per warrant (in Dollars per share)							$ 1.5
Ursula Burns [Member] | Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Total principal amount									$ 500,000
Increments amount																				$ 50,000
Initial business combination principal rate																				50.00%
Ursula Burns [Member] | Private Placement Warrants [Member] | Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Price per warrant (in Dollars per share)									$ 1.5
Investor [Member] | Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Price per warrant (in Dollars per share)															$ 15
Founder shares (in Shares)															71,956
Related Party [Member]
Related Party Transactions [Line Items]
Incurred cost																										$ 215,094
Founder Shares [Member]
Related Party Transactions [Line Items]
Number of shares subject to forfeiture shares (in Shares)										644,591
Initial Business Combination																										1 year
Founder shares (in Shares)																										281,236
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Stock issued (in Shares)											1,921,634
Number of shares subject to forfeiture (in Shares)											644,591		1,125,000	1,125,000
Founder Shares [Member] | Sponsor [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Issuance of common stock to sponsor														$ 25,000
Price per share (in Dollars per share)													$ 0.0001	$ 0.0001
Stock issued (in Shares)														8,625,000
Working Capital Loan [Member] | Private Placement [Member]
Related Party Transactions [Line Items]
Working capital loan																										$ 1,500,000
Price per warrant (in Dollars per share)																										$ 1.5
Convertible Promissory Notes [Member]
Related Party Transactions [Line Items]
Total principal amount																$ 1,090,000		$ 1,500,000
Incurred cost				$ 800,000
Convertible Promissory Notes [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Price per warrant (in Dollars per share)																										$ 1.5
Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Office space paid																										$ 10,000
Office Space, Secretarial And Administrative Services [Member]
Related Party Transactions [Line Items]
Incurred cost																										$ 120,000
Reimbursement of Salaries and Other Services [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Incurred cost																											$ 549,198